SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21.         SUBSEQUENT EVENTS

The Group has evaluated subsequent events from December 31, 2022 and through the date of issuance of the consolidated financial statements, and did not identify any subsequent events with material financial impact or that required adjustment of the Group’s consolidated financial statements.